                          American Century Investments
                                4500 Main Street
                           Kansas City, Missouri 64111

April 5, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Strategic Asset Allocations, Inc.
       1933 Act File No. 33-79482
       1940 Act File No. 811-8532

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of
Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 14, filed March 28, 2002, to the issuer's Registration Statement on Form N-1A, the text of which has been filed electronically.

    If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3774.

Very truly yours,

/s/Anastasia H. Enneking
Anastasia H. Enneking
Corporate Counsel